                                                     SUPPLEMENT DATED MAY 2, 2008
                                                                  TO
                                                     PROSPECTUS DATED MAY 1, 2003

                                                    WEALTHQUEST VARIABLE ANNUITY II
                                                               ISSUED BY
                                                  AMERICAN NATIONAL INSURANCE COMPANY
                                                              THROUGH ITS
                                          AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

As American  National  Insurance  Company will observe the Thanksgiving and Christmas  holidays by being closed for business on Friday,
November 28, 2008, and Friday,  December 26, 2008, in the sub-section  entitled  "Contract  Transactions" on page 17 is amended to read as follows:

Surrenders  and  transfers  requested by you and purchase  payments  made by you are  processed  only on Valuation  Dates that American
National  Insurance Company is open for business.  American National  Insurance Company is closed for business on Friday,  November 28,
2008, and Friday,  December 26, 2008, in observation of the Thanksgiving and Christmas  holidays.  On Valuation Dates American National
Insurance  Company is closed for business,  only  automated  transactions  (i.e.  monthly  deductions,  periodic  charges,  dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program) are processed.